Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(3) ($)	Avg. Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Avg. Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income(5) ($)	Adjusted EBITDA(6) ($)
					Total Shareholder Return ($)	Peer Group(4) Total Shareholder Return ($)

2023	8,838,717	17,884,184	3,659,197	5,189,793	207.15	123.22	198,429	376,138
2022	6,251,475	3,428,881	1,867,745	1,166,106	137.18	103.89	199,278	338,408
2021	8,092,225	22,206,757	2,288,230	5,171,829	168.75	147.06	178,873	328,337
2020	6,793,749	8,875,803	1,975,066	2,399,933	127.18	120.19	96,006	233,184

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	David Maher was the PEO for all four years in the table.The Non-PEO NEOs for whom the Summary Compensation Table total average compensation is presented are: for 2023, Sean Sullivan, Thomas Pacheco, Mary Louise Bohn, Steven Pelisek and Christopher Lindner; and for 2022, 2021 and 2020, Thomas Pacheco, Mary Louise Bohn, Steven Pelisek and Christopher Lindner.
Peer Group Issuers, Footnote	The selected peer group, the S&P Consumer Apparel & Durables, is the same peer group used for performance comparisons under Item 201(e) of Regulation S-K in our Form 10-K, filed February 29, 2024 with the SEC.
PEO Total Compensation Amount	$ 8,838,717	$ 6,251,475	$ 8,092,225	$ 6,793,749
PEO Actually Paid Compensation Amount	$ 17,884,184	3,428,881	22,206,757	8,875,803
Adjustment To PEO Compensation, Footnote	Amounts deducted from the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the PEO and the Non-PEO NEOs, respectively, for the years 2023, 2022, 2021 and 2020 are set forth in the tables below. The dollar amount of CAP is determined under SEC rules and does not reflect the actual amount of compensation earned by or paid to our PEO, or our Non-PEO NEOs as a group, for the applicable year.

	a	b	c	d	e
Year	Summary Compensation Table Total ($)	Summary Compensation Table Value of Equity Awards ($)	Summary Compensation Table Change in Pension Value ($)	Change in Value of Equity Awards ($)	Pension Service Cost ($)	PEO CAP (a-b-c+d+e) ($)

2023	8,838,717	-5,000,048	-965,037	14,694,656	315,896	17,884,184
2022	6,251,475	-4,000,052	—	748,854	428,603	3,428,881
2021	8,092,225	-3,500,068	-1,444,372	18,717,572	341,399	22,206,757
2020	6,793,749	-3,300,025	-1,448,812	6,534,626	296,265	8,875,803

Year	2020 ($)	2021 ($)	2022 ($)	2023 ($)

SCT Total Compensation	6,793,749	8,092,225	6,251,475	8,838,717
Less: Stock Award Values Reported in SCT for Covered Year	-3,300,025	-3,500,068	-4,000,052	-5,000,048
Plus: Fair Value of Stock Granted in Covered Year	5,297,037	6,617,006	3,909,144	7,727,472
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	1,047,225	5,858,498	-2,888,558	4,970,862
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years that Vested in Covered Year	190,363	6,242,069	-271,731	1,996,322
Less: Change in Value of Pension Benefits in Covered Year	-1,448,812	-1,444,372	—	-965,037
Plus: Pension Service Cost for Covered Year	296,265	341,399	428,603	315,896
Compensation Actually Paid	8,875,803	22,206,757	3,428,881	17,884,184

Non-PEO NEO Average Total Compensation Amount	$ 3,659,197	1,867,745	2,288,230	1,975,066
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,189,793	1,166,106	5,171,829	2,399,933
Adjustment to Non-PEO NEO Compensation Footnote	Amounts deducted from the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the PEO and the Non-PEO NEOs, respectively, for the years 2023, 2022, 2021 and 2020 are set forth in the tables below. The dollar amount of CAP is determined under SEC rules and does not reflect the actual amount of compensation earned by or paid to our PEO, or our Non-PEO NEOs as a group, for the applicable year.

	a	b	c	d	e
Year	Summary Compensation Table Total ($)	Summary Compensation Table Value of Equity Awards ($)	Summary Compensation Table Change in Pension Value ($)	Change in Value of Equity Awards ($)	Pension Service Cost ($)	Non-PEO NEO CAP (a-b-c+d+e) ($)

2023	3,659,197	-2,186,108	-200,810	3,873,869	43,644	5,189,793
2022	1,867,745	-950,053	—	180,126	68,287	1,166,106
2021	2,288,230	-787,552	-320,089	3,914,662	76,578	5,171,829
2020	1,975,066	-775,016	-345,979	1,473,638	72,224	2,399,933

Year	2020 ($)	2021 ($)	2022 ($)	2023 ($)

SCT Total Compensation	1,975,066	2,288,230	1,867,745	3,659,197
Less: Stock Award Values Reported in SCT for Covered Year	-775,016	-787,552	-950,053	-2,186,108
Plus: Fair Value of Stock Granted in Covered Year	1,246,002	1,484,634	921,700	2,662,937
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	164,704	1,330,225	-682,305	810,215
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years that Vested in Covered Year	62,932	1,099,802	-59,269	400,718
Less: Change in Value of Pension Benefits in Covered Year	-345,979	-320,089	—	-200,810
Plus: Pension Service Cost for Covered Year	72,224	76,578	68,287	43,644
Compensation Actually Paid	2,399,933	5,171,829	1,166,106	5,189,793

Compensation Actually Paid vs. Total Shareholder Return
The Company’s TSR has exceeded the peer group TSR over the prior four-year period. The CAP of the Company's PEO and Non-PEO NEOs, as a group, was directionally aligned with the Company's TSR over the four-year period. The 2021 and 2023 CAP figures reflect significant stock price appreciation during such years together with above-target achievement of the Company's short and long-term incentive program targets.

Compensation Actually Paid vs. Net Income	Pay vs. Performance: Net Income and Adjusted EBITDA
Compensation Actually Paid vs. Company Selected Measure	Pay vs. Performance: Net Income and Adjusted EBITDA
Total Shareholder Return Vs Peer Group
The Company’s TSR has exceeded the peer group TSR over the prior four-year period. The CAP of the Company's PEO and Non-PEO NEOs, as a group, was directionally aligned with the Company's TSR over the four-year period. The 2021 and 2023 CAP figures reflect significant stock price appreciation during such years together with above-target achievement of the Company's short and long-term incentive program targets.

Tabular List, Table

Financial Metric	Rationale

Adjusted EBITDA	Measures Company's profitability
Operating Income	Measures how profitably management operated the Company over longer time period and is distinct from the profitability metric used in cash incentive plan
ROIC	Measures the efficiency of the Company's deployment of capital

Total Shareholder Return Amount	$ 207.15	137.18	168.75	127.18
Peer Group Total Shareholder Return Amount	123.22	103.89	147.06	120.19
Net Income (Loss)	$ 198,429,000	$ 199,278,000	$ 178,873,000	$ 96,006,000
Company Selected Measure Amount	376,138,000	338,408,000	328,337,000	233,184,000
PEO Name	David Maher
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.” The Compensation Committee did not consider the Compensation Actually Paid measure below in making its compensation decisions for any of the years shown below.
	Reflects net income of the Company (in thousands) reported in our Annual Report on Form 10-K for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Reflects the Company’s Adjusted EBITDA (in thousands), which is our company selected measure (“CSM”) as we believe it represents the most important financial performance measure used to link CAP to our NEOs to Company performance. Please see “Compensation Discussion and Analysis-Components of our Executive Compensation Program-Annual Cash Incentives” for information on how the Company determines Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (965,037)	$ 0	$ (1,444,372)	$ (1,448,812)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	315,896	428,603	341,399	296,265
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,694,656	748,854	18,717,572	6,534,626
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,000,048)	(4,000,052)	(3,500,068)	(3,300,025)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,727,472	3,909,144	6,617,006	5,297,037
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,970,862	(2,888,558)	5,858,498	1,047,225
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,996,322	(271,731)	6,242,069	190,363
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(200,810)	0	(320,089)	(345,979)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,644	68,287	76,578	72,224
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,873,869	180,126	3,914,662	1,473,638
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,186,108)	(950,053)	(787,552)	(775,016)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,662,937	921,700	1,484,634	1,246,002
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	810,215	(682,305)	1,330,225	164,704
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 400,718	$ (59,269)	$ 1,099,802	$ 62,932